Loss Per Share (Restated) (Tables)	6 Months Ended
Dec. 31, 2024
Loss Per Share (Restated) [Abstract]
Schedule of Loss Per Share
	31 December 2024 $	31 December 2023 $
Profit/(loss) used in the calculation of basic and dilutive loss per share	(18,936,454)	(1,839,709)

	31 December 2024 $ per share	31 December 2023 $ per share
Loss per share:
Basic loss per share	(0.21)	(18,397.09)
Diluted loss per share	(0.21)	(18,397.09)

	31 December 2024 Number	31 December 2023 Number
Weighted average number of shares	88,390,180	100